PRIVATE LOANS - Schedule of Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 8,415	$ 5,204
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,148	1,595
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,342	692
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,918	875
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 2,007	$ 2,042